Other Taxes Payable (Tables)	6 Months Ended
Jun. 30, 2024
Other Taxes Payable [Abstract]
Schedule of Other Taxes Payable	As of June 30, 2024 and December 31, 2023, other taxes payable consisted of the following:
	June 30, 2024	December 31, 2023
VAT payable	$26,190	$22,916
Income tax payable	2,399	2,455
Business tax payable	3,182	2,791
Others	3	16
	$31,774	$28,178